UNITED STATES
SECURITES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2009
Check here if Amendment [  ]; Amendment Number:

This Amendment(Check only one.):[ ] is a restatement.
				[ ] adds new holding entries

Institutional Investment Manager Filing this Report:
Name:	Edinburgh Partners Limited
Address:	12 Charlotte Square
		Edinburgh
		Scotland
		EH2 4DJ
13F File Number: 28-13078

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 			Kirsty Anderson
Title:			Compliance Manager
Phone:			0044-131-270-3842
Signature,		Place			and Date of Signing
Kirsty Anderson		Edinburgh 		October 20, 2009
Report Type (Check only one.):
			[X] 13F HOLDINGS REPORT.
			[ ] 13F NOTICE.
			[ ] 13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE
Report
Summary:
 Number of Other Included Manager:		0
 FORM 13F Information Table Entry Total:	16
 FORM 13F Information Table Value Total:	$2,715,883

List of Other Included Managers:  NONE


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Form 13F Information Table

NAME OF ISSUER              TITLE OF CLASS CUSIP          VALUE (x$1SHRS/ PRN ASH/PPUT/CInvestment Sole       Shared None
Abercrombie & Fitch Co	    CL A	   002896 20 7	  183,466   5,579,870  SH  N/A  SOLE       5,579,870  0      0
Applied Materials Inc       COM            038222 10 5    136,831  10,226,540  SH  N/A  SOLE      10,226,540  0      0
Bank of America Corporation COM            060505 10 4    201,570  11,913,148  SH  N/A  SOLE      11,913,148  0      0
Cisco Sys Inc               COM            17275R 10 2    299,695  12,731,310  SH  N/A  SOLE      12,731,310  0      0
Conocophillips              COM            20825C 10 4    140,469   3,110,469  SH  N/A  SOLE       3,110,469  0      0
Dell Inc                    COM            24702R 10 1    131,516   8,618,384  SH  N/A  SOLE       8,618,384  0      0
Franklin Resources	    COM		   354613 10 1	  174,115   1,730,762  SH  N/A	SOLE	   1,730,762  0      0
General Dynamics Corp       COM            369550 10 8    166,270   2,573,832  SH  N/A  SOLE       2,573,832  0      0
General Electirc Co         COM            369604 10 3    175,244  10,672,615  SH  N/A  SOLE      10,672,615  0      0
Home Depot                  COM            437076 10 2    118,259   4,439,153  SH  N/A  SOLE       4,439,153  0      0
Intel Corp                  COM            458140 10 0    158,876   8,118,331  SH  N/A  SOLE       8,118,331  0      0
Petroleo Brasileiro	    Sponsored ADR  71654V 10 1    261,883   6,662,007  SH  N/A	SOLE	   6,662,007  0      0
Pfizer Inc                  COM            717081 10 3      1,258      76,000  SH  N/A  SOLE          76,000  0      0
SK Telecom Ltd              Sponsored ADR  77440P 10 8    177,046  10,145,919  SH  N/A  SOLE      10,145,919  0      0
Symantec Corp               COM            871503 10 8    173,091  10,509,445  SH  N/A  SOLE      10,509,445  0      0
Time Warner Cable TWC       COM            88732J 20 7    216,294   5,019,581  SH  N/A	SOLE       5,019,581  0      0
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